RETIREMENT-RELATED BENEFITS - Contributions (Details) - Nonpension Postretirement Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement-Related Benefits
Expected benefit payments, 2023	$ 1
Discount rate	8.31%	8.31%	8.89%